Going Concern	12 Months Ended
Jun. 30, 2026
Going Concern [Abstract]
GOING CONCERN

2. GOING CONCERN

The Group’s consolidated financial statements have been prepared assuming that the Group will continue as a going concern. The going concern basis assumes that assets are realized, and liabilities are extinguished in the ordinary course of business at amount disclosed. The Group had net loss from continuing operations of $3,674,604 for the year ended June 30, 2026. Meanwhile, the Group had net cash outflow in operating activities from continuing operations amounting to $3,404,314 for the year ended June 30, 2026 and the working capital deficit of $166,970 as of June 30, 2026. To meet the cash requirements for the next 12 months from the issuance date of the consolidated financial statements, the Group plans to raise additional capital from equity financing and bank loans to support its operating:

(i)	On June 1, 2026, Shenzhen Wengu Development Investment Partnership (Limited Partnership) (“Shenzhen Wengu”) signed contract for a capital contribution of a total of RMB7,000,000 (approximately $1,031,672) to DSY Guangdong. As of June 30, 2026, there remains RMB3,000,000 (approximately $442,145), which was fully received as of the issuance date of the financial statements.

(ii)	On October 19, 2026, the Group renewed the bank loan (Note 10) with Industrial and Commercial Bank of China before its original maturity. The principal of renewed loan was RMB8,500,000 (approximately $1,252,745) with a 3% annual interest rate and maturity on September 17, 2029. The RMB1,500,000 payable under the previous bank loan has been repaid as of October 13, 2026.

As a result, the Group believes that its current cash and anticipated cash flows from operating and financing will be sufficient to meet its anticipated working capital requirements and commitments for at least the next 12 months after the issuance of the accompanying consolidated financial statements. If the Group encounters unforeseen circumstances that place constraints on its capital resources, management will be required to take various measures to conserve liquidity.